                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:       /  /      (a)
             or fiscal year ending:    12/31/2005   (b)

Is this a transition report? (Y/N):                                          N
                                                                           -----
                                                                             Y/N

Is this an amendment to a previous filing?   (Y/N):                          N
                                                                          ------
                                                                             Y/N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

   B. File Number: 811-07711

   C. Telephone Number: (617) 572-9196

2. A. Street:                            200 Clarendon Street P.O. Box 111

   B. City: Boston   C. State: Massachusetts   D. Zip Code: 02117 Zip Ext. 0111

   E. Foreign Country: Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)------------    N
                                                                           -----
                                                                            Y/N

4. Is this the last filing on this form by Registrant? (Y/N)-------------    N
                                                                           -----
                                                                            Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N)-------    N
   [If answer is "Y" (Yes), complete only items 89 through 110.]           -----
                                                                            Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N)--------------------    N
   [If answer is "Y" (Yes), complete only items 111 through 132.]          -----
                                                                            Y/N

For period ending     12/31/2005
                      ----------
File number 811-      07711
                      ----------

111. A. [/] Depositor Name:

                             ---------------------------------------------
     B. [/] File Number (if any):
                                  ----------------------------------------

     C. [/] City:        State:        Zip Code:          Zip Ext:
                 -----         -----            ------              -----

     D. [/] Foreign Country:             Foreign Postal Code:
                            ------------                       -----------

111. A. [/] Depositor Name:
                              ---------------------------------------------

    B. [/] File Number (if any):
                                    ---------------------------------------

     C. [/] City:        State:        Zip Code:          Zip Ext:
                   -----         -----            ------              -----

     D. [/] Foreign Country:              Foreign Postal Code:
                             ------------                       ----------

112. A. [/] Sponsor Name:
                            -----------------------------------------------

     B. [/] File Number (if any):
                                    ---------------------------------------

     C. [/] City:        State:        Zip Code:           Zip Ext:
                  -----         -----             ------             -----

     D. [/] Foreign Country:              Foreign Postal Code:
                             ------------                       ----------

112. A. [/] Sponsor Name:
                                 -----------------------------------------------

     B. [/] File Number (if any):
                                    ---------------------------------------

     C. [/] City:        State:         Zip Code:          Zip Ext:
                   -----         -----             ------             -----

     D. [/] Foreign Country:              Foreign Postal Code:
                              ------------                       ----------

For period ending     12/31/2005
                      ----------
File number 811-         07711
                      ----------

113. A. [/] Trustee Name:
                            -----------------------------------------------

    B. [/] City:        State:        Zip Code:           Zip Ext:
                  -----         -----             ------             -----

     C. [/] Foreign Country:              Foreign Postal Code:
                             ------------                       ----------

113. A. [/] Trustee Name:
                          ------------------------------------------------

     B. [/] City:        State:         Zip Code:          Zip Ext:
                  -----         -----             ------             -----

     C. [/] Foreign Country:              Foreign Postal Code:
                             ------------                       ----------

114. A. [/] Principal Underwriter Name:
                                         ---------------------------------

     B. [/] File Number (if any):
                                   ---------------------------------------

     C. [/] City:        State:         Zip Code:          Zip Ext:
                  -----         -----             ------             -----

     D. [/] Foreign Country:              Foreign Postal Code:
                             ------------                       ----------

114. A. [/] Principal Underwriter Name:
                                         ---------------------------------

     B. [/] File Number (if any):
                                  ----------------------------------------

     C. [/] City:        State:         Zip Code:          Zip Ext:
                  -----         -----             ------             -----

    D. [/] Foreign Country:              Foreign Postal Code:
                            ------------                       ----------

115. A. [/] Independent Public Accountant Name:
                                                --------------------------

     B. [/] City:        State:         Zip Code:          Zip Ext:
                  -----         -----             ------             -----

     C. [/] Foreign Country:              Foreign Postal Code:
                             ------------                       ----------


115. A. [/] Independent Public Accountant Name:
                                                 --------------------------

       B. [/] City:      State:         Zip Code:          Zip Ext:
                   -----         -----             ------             -----

       C. [/] Foreign Country:              Foreign Postal Code:
                               ------------                       --------

For period ending     12/31/2005
                      ----------
File number 811-        07711
                      ----------

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment
            companies? (Y/N) -----------------------------------
                                                                     ---
                                                                     Y/N

     B. [/] Identify the family in 10 letters:                  MANULIFEIS

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) -------------------------------------
                                                                     ---
                                                                     Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B. [/] Variable annuity contracts? (Y/N) ------------------
                                                                     ---
                                                                     Y/N

     C. [/] Schedule premium variable life contracts? (Y/N) ----
                                                                     ---
                                                                     Y/N

     D. [/] Flexible premium variable life contracts? (Y/N) ----
                                                                     ---
                                                                     Y/N

     E. [/] Other types of insurance products registered
                  under the Securities Act of 1933? (Y/N) ------------
                                                                     ---
                                                                     Y/N

118. [/] State the number of series existing at the end of
         the period that had securities registered under the
           Securities Act of 1933 --------------------------------    1
                                                                     ---

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period ---------------------------      1
                                                                     ---

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in
         item 119 ($000's omitted) -----------------------------   $
                                                                     ---

121. [/] State the number of series for which a current
         prospectus was in existence at the end of the
         period ------------------------------------------------      1
                                                                     ---


122. [/] State the number of existing series for which
         additional units were registered under the Securities
         Act of 1933 during the current period -----------------
                                                                     ---

For period ending     12/31/2005
                      ----------
File number 811-        07711
                      ----------

123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted) ------  $
                                                                      ---

124. [/] State the total value of units of prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units is to be measured on the date they
         were placed in the subsequent series) ($000's
         omitted) ----------------------------------------------
                                                                      ---

125. [/] State the total dollar amount of sales loads
         collected (before reallowances to other brokers or
         dealers) by Registrant's principal underwriter and
         any underwriter which is an affiliated person of
         the principal underwriter during the current
         period solely from the sale of units of all series
         of Registrant ($000's omitted) ------------------------   $
                                                                      ---

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales
     loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series).
     ($000's omitted) ----------------------------------------    $   0
                                                                     ----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                                                  Total Income
                                                                        Number of          Total Assets           Distributions
                                                                         Series              ($000's                ($000's
                                                                        Investing            omitted)                omitted)
                                                                      --------------    --------------------    -----------------
A   U.S. Treasury direct issue------------------------------------                      $                       $
                                                                      --------------    --------------------    -----------------

B   U.S. Government agency----------------------------------------                      $                       $
                                                                      --------------    --------------------    -----------------

C   State and municipal tax-free----------------------------------                      $                       $
                                                                      --------------    --------------------    -----------------

D   Public utility debt-------------------------------------------                      $                       $
                                                                      --------------    --------------------    -----------------

E   Broker or dealers debt or debt of brokers' or dealers'                              $                       $
    parent--------------------------------------------------------
                                                                      --------------    --------------------    -----------------

F   All other corporate intermed. & long-term debt----------------                      $                       $
                                                                      --------------    --------------------    -----------------

G   All other corporate short-term debt---------------------------                      $                       $
                                                                      --------------    --------------------    -----------------

H   Equity securities or brokers or dealers or parents of brokers                       $                       $
    or dealers----------------------------------------------------
                                                                      --------------    --------------------    -----------------

I   Investment company equity securities--------------------------                      $                       $
                                                                      --------------    --------------------    -----------------

J   All other equity securities-----------------------------------    1                 $ 2,351,627             0
                                                                      --------------    --------------------    -----------------

K   Other securities----------------------------------------------                      $                       $
                                                                      --------------    --------------------    -----------------
L   Total assets of all series of Registrant                          1                 $ 2,351,627             0
                                                                                        --------------------

For period ending     12/31/2005
                      ----------
File number 811-        07711
                      ----------

128.  [/] Is the timely payment of principal and interest
          on any of the portfolio securities held by any of
          Registrant's series at the end of the current
          period insured or guaranteed by an entity other
          than the insurer? (Y/N) ----------------------------
                                                                    -------
                                                                      Y/N

           [If answer is "N" (No), go to item 131.]

129.  [/] Is the issuer of any instrument covered in item
          128 delinquent or in default as to payment of
          principal or interest at the end of the current
          period? (Y/N) --------------------------------------
                                                                    -------
                                                                      Y/N
           [If answer is "N" (No), go to item 131.]

130.  [/] In computations of NAV or offering price per unit, is any part of the value attributed to
          instruments identified in item 129 derived from
          insurance or guarantees? (Y/N) ---------------------
                                                                    -------
                                                                      Y/N

131.  Total expenses incurred by all series of Registrants during the current reporting period ($000's omitted) -------------  $ 32,639
                                                                    -------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-    07711    811-             811-             811-             811-
        -----            -----            -----            -----           -----
811-             811-             811-             811-             811-
        -----            -----            -----            -----           -----
811-             811-             811-             811-             811-
        -----            -----            -----            -----           -----
811-             811-             811-             811-             811-
        -----            -----            -----            -----           -----
811-             811-             811-             811-             811-
        -----            -----            -----            -----           -----
811-             811-             811-             811-             811-
        -----            -----            -----            -----           -----
811-             811-             811-             811-             811-
        -----            -----            -----            -----           -----
811-             811-             811-             811-             811-
        -----            -----            -----            -----           -----
811-             811-             811-             811-             811-
        -----            -----            -----            -----           -----

For period ending     12/31/2005
                      ----------
File number 811-         07711
                      ----------

This report is signed on behalf of the registrant in the city of Boston, Massachusetts on the 28th day of February, 2006.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

/s/ Yiji Starr
-------------------------------
By:
Yiji Starr
Vice President & CFO Annuities

/s/ ARNOLD R. BERGMAN
-------------------------------
Witness:
Arnold R. Bergman
Chief Counsel Annuities